CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Jun. 30, 2016
Current assets:
Cash and cash equivalents	$ 2,239	$ 10,327
Prepaid expenses	645	1,294
Deposits and other current assets	235	6
Total current assets	3,119	11,627
Property and equipment, net of accumulated depreciation of $2,097 and $2,075	59	51
Unproved oil and gas properties excluded from amortization (Full-Cost Method)	4,142
Total property and equipment and unproved oil and gas properties, net	4,201	51
Total assets	7,320	11,678
Current Liabilities:
Accounts payable and accrued expenses	1,475	1,743
Liability for legal settlement (Note 6)	1,308
Total current liabilities	2,783	1,743
Commitments and contingencies (Note 6)
Shareholders' equity:
Preferred stock, $0.001 par value; 20,000,000 authorized, 0 shares issued and outstanding
Common stock, $0.001 par value, 87,000,000 shares authorized; 21,201,536 and 21,046,591 shares issued and outstanding	169	169
Additional paid-in capital	317,938	317,757
Accumulated deficit	(313,570)	(307,991)
Total shareholders' equity	4,537	9,935
Total liabilities and shareholders' equity	$ 7,320	$ 11,678